Other Operating Income (Expenses), Net (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of other operating income (expense) [text block] [Abstract]
Schedule of other operating income (expenses), net
	2021	2020	2019
Loss on sale of PPE	(1,378)	(151)	(64)
Provision for legal claims	(1,404)	(601)	383
Agricultural insurance claims	-	6,315	-
Expenses with acquisition of Agrifirma	-	(2,530)	-
Contractual losses	(1,392)	-	-
Donations to BrasilAgro Institute	(2,057)	-	-
Tax credits not used	(3,964)	-	-
Warrants and restricted shares (a)	(12,668)	(1,053)	-
Other	250	(749)	(1,383)
	(22,613)	1,231	(1,064)

(a)	The consideration paid in exchange for control of Agrifirma is divided into three classes, which are classified in the financial statements based on their characteristics. The restricted shares and warrants, given their variation factor, are recorded under liabilities (Note 18) and measured at fair value through profit or loss.